Schedule of Selling expenses (Details) - Selling Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureCostsAndExpensesByNatureLineItems [Line Items]
Total	$ (1,000)	$ (925)	$ (1,948)	$ (1,709)
Depreciation, depletion and amortization	(217)	(140)	(417)	(289)
Allowance for expected credit losses	(6)	1	(14)	6
Employee compensation	(24)	(22)	(46)	(42)
Total	$ (1,247)	$ (1,086)	$ (2,425)	$ (2,034)